Basis of Preparation	6 Months Ended
Jun. 30, 2023
Texts Block [Abstract]
Basis of Preparation
3.
Basis of preparation
3.1.
Statement of compliance

These condensed consolidated interim financial statements for the six months ended 30 June 2023 have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended 31 December 2022 (‘last annual financial statements’). They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

3.2.
Functional and presentation currency

These condensed consolidated interim financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ has been rounded to the nearest million, unless otherwise stated.

3.3.
Use of estimates and judgments

In preparing these condensed consolidated interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

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Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
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Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
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Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest). The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following note:

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Note 12 – Financial instruments
3.4.
Change in accounting policies

Except as described below, the accounting policies applied in these interim financial statements are the same as those applied in the Group’s consolidated financial statements as at and for the year ended 31 December 2022.

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Deferred tax related to assets and liabilities arising from a single transaction

The Group has adopted Deferred Tax related to Assets and Liabilities arising from a Single Transaction —Amendments to IAS 12 from 1 January 2023. The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences — e.g. leases and decommissioning liabilities. For leases and decommissioning liabilities, an entity is required to recognize the associated deferred tax assets and liabilities from the beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to retained earnings or other components of equity at that date. For all other transactions, an entity applies the amendments to transactions that occur after the beginning of the earliest period presented.

The Group previously accounted for deferred tax on leases and decommissioning liabilities applying the 'integrally linked' approach, resulting in a similar outcome to the amendments, except that the deferred tax asset or liability was recognized on a net basis. Following the amendments, the Group has recognized a separate deferred tax asset in relation to its lease liabilities and a deferred tax liability in relation to its right-of-use assets. However, there was no impact on the statement of financial position because the balances qualify for offset under paragraph 74 of IAS 12. There was also no impact on the opening retained earnings as at 1 January 2022 as a result of the change. The key impact for the Group relates to disclosure of the deferred tax assets and liabilities recognized — this disclosure will be provided in the annual financial statements.

The change in accounting policy will also be reflected in the Group's consolidated financial statements as at and for the year ending 31 December 2023.

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Global minimum top-up tax

The Group has adopted International Tax Reform — Pillar Two Model Rules —Amendments to IAS 12 upon their release on 23 May 2023.The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure from 31 December 2023. The mandatory exception applies retrospectively. The retrospective application has no impact on the Group's condensed interim financial statements.